SIGNIFICANT ACCOUNTING POLICIES - Weighted average estimated fair value of employee stock (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend yield	0.88%
Expected volatility	49.45%
Risk-free interest	0.50%
Expected life	3 years 7 months 9 days
Minimum [Member]
Dividend yield		1.01%	1.13%
Expected volatility		37.89%	38.08%
Risk-free interest		0.29%	1.66%
Expected life		3 years 6 months 25 days	4 years 9 months
Maximum [Member]
Dividend yield		1.17%	1.64%
Expected volatility		43.09%	39.34%
Risk-free interest		1.43%	2.59%
Expected life		4 years 2 months 23 days	5 years 2 months 15 days